Current Liabilities - Warrants Financial Liability (Details) - USD ($)				6 Months Ended
	Apr. 30, 2024	Jan. 30, 2024	Aug. 25, 2022	Jun. 30, 2024
Current Liabilities - Warrants Financial Liability [Line Items]
Issuance shares		486,871	275
Total consideration amount (in Dollars)		$ 2,949,857
Par value (in Dollars per share)
Pre- funded warrants exercised	519,656
Warrant term		5 years
Warrant expiration term		Jan. 30, 2029	Aug. 24, 2027
Warrants granted			161,017
Warrants exercise price per share (in Dollars per share)			$ 5.16
Adjustments for fair value gains losses (in Dollars)				$ 694,732
Offering price per share (in Dollars per share)		$ 1.55
Pre-funded warrants		1,416,354
Offering price (in Dollars)		$ 1.5499
Issuance of shares	520,078
Aggregate purchase warrants		1,903,225
Exercise Price (in Dollars per share)		$ 1.55
American Depository Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Issuance shares		486,871	3,220,338
Pre-funded warrants		1,416,354
Total consideration amount (in Dollars)	$ 52		$ 13,299,996
Warrants exercise shares		95,161
Offering price per share (in Dollars per share)		$ 1.55
Exercisable remaining per warrant (in Dollars per share)		$ 0.0001
American Depository Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Pre- funded warrants exercised	520,078	1
Warrants [member]
Current Liabilities - Warrants Financial Liability [Line Items]
Warrant term			5 years
Warrants exercise shares			1
Adjustments for fair value gains losses (in Dollars)				$ 597,639
American Depository Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Pre-funded warrants			3,220,338
Pre-Funded Warrant Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Exercise price (in Dollars per share)			$ 5
Warrant term			5 years
Issuance of shares	520,078
Pre-Funded Warrant Shares [Member] | American Depository Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Number of right to purchase shares			1
Pre-Funded Warrant Shares [Member] | American Depository Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Pre- funded warrants exercised			1
Placement Agent Warrants [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Warrant term		5 years
Warrant expiration term		Jan. 30, 2029
Warrants exercise shares		1
Placement Agent Warrants [Member] | American Depository Shares [Member]
Current Liabilities - Warrants Financial Liability [Line Items]
Exercise Price (in Dollars per share)		$ 1.55